Fair Value (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Assets:
Available-for-sale	$ 5,213,915,000	$ 5,086,457,000
Non-financial assets:
Other real estate owned	86,626,000	87,192,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Charges to allowance for probable loan losses in connection with other real estate owned	1,100,000	22,790,000
Write downs in fair value in connection with other real estate owned	9,509,000	719,000
Significant Unobservable Inputs (Level 3)
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Estimated future principal prepayment rate assumption, discount rate (as a percent)	13.00%
Default rate assumptions, thereafter (as a percent)	7.00%
Loss severity rate assumptions, first year (as a percent)	60.00%
Decrease in loss severity rates, following three years (as a percent)	10.00%
Decrease in loss severity rates, thereafter (as a percent)	20.00%
Measured on a recurring basis: | Assets/Liabilities Measured at Fair Value | U.S. Treasury securities
Assets:
Available-for-sale		1,327,000
Measured on a recurring basis: | Assets/Liabilities Measured at Fair Value | Residential mortgage-backed securities
Assets:
Available-for-sale	4,969,263,000	4,924,468,000
Measured on a recurring basis: | Assets/Liabilities Measured at Fair Value | States and political subdivisions
Assets:
Available-for-sale	224,761,000	145,997,000
Measured on a recurring basis: | Assets/Liabilities Measured at Fair Value | Other
Assets:
Available-for-sale	19,891,000	14,665,000
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other
Assets:
Available-for-sale	19,891,000	14,665,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | U.S. Treasury securities
Assets:
Available-for-sale		1,327,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | Residential mortgage-backed securities
Assets:
Available-for-sale	4,929,658,000	4,878,440,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | States and political subdivisions
Assets:
Available-for-sale	224,761,000	145,997,000
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3) | Residential mortgage-backed securities
Assets:
Available-for-sale	39,605,000	46,028,000
Measured on a non-recurring basis:
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Change in provision, impaired loans	15,457,000	(114,000)
Change in provision, other real estate owned	9,509,000	719,000
Measured on a non-recurring basis: | Assets/Liabilities Measured at Fair Value
Assets:
Impaired Loans	81,723,000	24,034,000
Non-financial assets:
Other real estate owned	34,631,000	4,304,000
Measured on a non-recurring basis: | Significant Unobservable Inputs (Level 3)
Assets:
Impaired Loans	81,723,000	24,034,000
Non-financial assets:
Other real estate owned	$ 34,631,000	$ 4,304,000
Maximum
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Estimated future principal prepayment rate assumption, low end of range (as a percent)	11.00%
Default rate assumptions for the first year, low end of range (as a percent)	60.00%
Maximum | Significant Unobservable Inputs (Level 3)
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Estimated future principal prepayment rate assumption, low end of range (as a percent)	5.00%
Default rate assumptions for the first year, low end of range (as a percent)	11.00%
Minimum
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Estimated future principal prepayment rate assumption, low end of range (as a percent)	10.00%
Default rate assumptions for the first year, low end of range (as a percent)	7.00%
Minimum | Significant Unobservable Inputs (Level 3)
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Estimated future principal prepayment rate assumption, low end of range (as a percent)	4.00%
Default rate assumptions for the first year, low end of range (as a percent)	10.00%